DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - CIK 0001846136 Riverview Acquisition Corp		6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 10, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2021 USD ($) $ / shares
Description of Organization and Business Operations [Abstract]
Gross proceeds from initial public offering			$ 245,000,000
Gross proceeds from private placement			7,400,000
Cash deposited in Trust Account	$ 250,000,000		$ 250,000,000
Cash deposited in Trust Account per Unit (in dollars per share) | $ / shares	$ 10.00
Number of operating businesses included in initial Business Combination | item			1
Percentage of fair market value held in Trust Account		80.00%	80.00%
Percentage of outstanding voting securities for post-transaction company to acquire or own in order to complete business combination		50.00%	50.00%
Net tangible asset threshold for redeeming Public Shares		$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%	100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		10 days	10 days
Cash not held in Trust Account available for working capital		$ 796,388	$ 1,121,737	1,121,737
Minimum
Description of Organization and Business Operations [Abstract]
Percentage of Public Shares that can be redeemed without prior consent		20.00%
Period to complete Business Combination from closing of Initial Public Offering		18 months	18 months
Maximum
Description of Organization and Business Operations [Abstract]
Percentage of Public Shares that can be redeemed without prior consent			20.00%
Interest from Trust Account that can be held to pay dissolution expenses		$ 100,000	$ 100,000	$ 100,000
Distribution or redemption price per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00	$ 10.00
Initial Public Offering [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	10.00
Gross proceeds from initial public offering			$ 250,000,000	$ 250,000,000
Transaction costs		$ 14,262,365	14,262,365	14,262,365
Underwriting fees		5,000,000	5,000,000	5,000,000
Deferred underwriting fees		8,750,000	8,750,000	8,750,000
Other offering cost		$ 512,365	$ 512,365	$ 512,365
Initial Public Offering [Member] | Maximum
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	2,490,000
Initial Public Offering [Member] | Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	25,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 250,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.00
Gross proceeds from initial public offering	$ 7,400,000
Warrants issued (in shares) | shares	7,400,000
Gross proceeds from private placement	$ 7,400,000